Net Income - Other Gains and Losses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis Of Income And Expense [Abstract]
Foreign currency exchange gain or loss, net	$ (47)		$ 16	$ 37
Gain or loss on disposal of investments accounted for using equity method	10	$ 0	151	0
Gain (loss) on disposal of financial instruments	(2)	0	4	6
Valuation gain or loss on financial assets and liabilities at fair value through profit or loss, net	(99)	(4)	(38)	(21)
Others	(21)		(49)	(68)
Other gains and losses	$ (159)	$ (6)	$ 84	$ (46)